PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 165,992	$ 153,019
Right-of-use assets	4,400	4,200
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	7,200	8,100
Assets subject to operating leases	5,900	6,200
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	151,805	139,806
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,742	42,879
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(34,555)	(29,666)
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,562	11,657
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	74,096	76,414
Renewable Power and Transition | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	866	1,100
Renewable Power and Transition | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,296	52,279
Renewable Power and Transition | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,324	36,324
Renewable Power and Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13,524)	(12,189)
Renewable Power and Transition | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	527	7,439
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	68,440	52,625
Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	4,400	5,200
Infrastructure | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,163	56,560	$ 51,635
Additions, net of disposals and assets reclassified as held for sale	3,728	2,737
Acquisitions through business combinations, property, plant and equipment	11,856	4,141
Foreign currency translation	1,019	(1,953)
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,228	5,419	4,137
Disposals, property, plant and equipment	(276)	(4)
Foreign currency translation	284	(127)
Fair value changes	1,801	1,413
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(11,951)	(9,354)	(7,226)
Disposals, property, plant and equipment	852	341
Depreciation expenses	(3,186)	(2,820)
Foreign currency translation	(263)	351
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,855	4,141
Real Estate1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	225	315
Real Estate1 [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	63	80
Real Estate1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	469	545
Real Estate1 [Member] | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14	9
Real Estate1 [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(258)	(239)
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,319	13,387	15,835
Additions, net of disposals and assets reclassified as held for sale	(1,612)	359
Acquisitions through business combinations, property, plant and equipment	209	32
Depreciation expenses	(1,472)	(1,664)
Impairment loss recognised in profit or loss, property, plant and equipment	(16)	(167)
Foreign currency translation	823	(1,008)
Private Equity and Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,727	19,317	22,470
Additions, net of disposals and assets reclassified as held for sale	(2,942)	(1,908)
Acquisitions through business combinations, property, plant and equipment	209	32
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	1,143	(1,277)
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(614)	(549)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,794)	(5,381)	(5,934)
Additions, net of disposals and assets reclassified as held for sale	1,366	1,960
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(1,472)	(1,664)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(307)	257
Private Equity and Other | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(549)	(701)
Additions, net of disposals and assets reclassified as held for sale	(36)	307
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(16)	(167)
Foreign currency translation	(13)	12
Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,319	13,387
Private Equity | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	861	924
Private Equity | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,727	19,317
Private Equity | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,794)	(5,381)
Private Equity | Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(614)	(549)
Private Equity | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	210	77
Asset management
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,912	10,278	16,540
Additions, net of disposals and assets reclassified as held for sale	515	(509)
Acquisitions through business combinations, property, plant and equipment	968	45
Depreciation expenses	(529)	(660)
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	(62)
Foreign currency translation	565	(256)
Fair value changes	177	20
Asset management | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(42)	(4,840)
Asset management | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,150	11,105	16,663
Additions, net of disposals and assets reclassified as held for sale	478	(634)
Acquisitions through business combinations, property, plant and equipment	968	45
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	636	(301)
Fair value changes	1	0
Asset management | Gross carrying amount [member] | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(38)	(4,668)
Asset management | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,790	1,676	2,464
Additions, net of disposals and assets reclassified as held for sale	(97)	(234)
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	(62)
Foreign currency translation	65	(36)
Fair value changes	176	20
Asset management | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,028)	(2,503)	$ (2,587)
Additions, net of disposals and assets reclassified as held for sale	134	359
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(529)	(660)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Foreign currency translation	(136)	81
Fair value changes	0	0
Asset management | Accumulated depreciation | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6	304
Asset management | Accumulated Impairment | Change in property, plant and equipment policy [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(10)	(476)
Real Estate LP and Other | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,000	$ 829